                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [_]; Amendment Number:
                                              -------------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Permit Capital, LLC
Address: One Tower Bridge
         100 Front Street, Suite 900
         West Conshohocken, PA  19428

Form 13F File Number: 28-11062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul A. Frick
Title:   Vice President
Phone:   (610) 941-5006

Signature, Place, and Date of Signing:

     /s/ Paul A. Frick       West Conshohocken, PA             08/13/10
 ------------------------   ------------------------   ------------------------
       [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         No.      Form 13F File Number      Name
         ---      --------------------      -----------------------
         1        28-2635                   Gardner Russo & Gardner

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              34

Form 13F Information Table Value Total:        $156,578
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.      Form 13F File Number      Name
         ---      --------------------      -----------------------
         2        28-11063                  Permit Capital GP, L.P.

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
                                                                                                                VOTING AUTHORITY
                                                                VALUE    SHRS OR  SHR/ PUT/ INVESTMENT  OTHER   ----------------
NAME OF ISSUER                       TITLE OF CLASS   CUSIP   (x$1,000)  PRN AMT  PRN  CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------ -------------- --------- --------- --------- ---- ---- ---------- -------- ---- ------ ----
AMERICAN INTL GROUP INC              COM NEW        026874784      416     12,080 SH          OTHER        2      X
BLOUNT INTL INC NEW                  COM            095180105      947     92,174 SH          OTHER        2      X
CITIGROUP INC                        COM            172967101    2,118    563,176 SH          OTHER        2      X
DELL INC                             COM            24702R101    3,434    284,759 SH          OTHER        2      X
GENERAL ELECTRIC                     COM            369604103    3,181    220,618 SH          OTHER        2      X
GOLDMAN SACHS GROUP INC              COM            38141G104    3,321     25,300 SH          OTHER        2      X
IPASS INC                            COM            46261V108      614    573,468 SH          OTHER        2      X
IRON MTN INC                         COM            462846106    2,393    106,545 SH          OTHER        2      X
JOHNSON & JOHNSON                    COM            478160104    4,335     73,400 SH          OTHER        2      X
LIBERTY MEDIA HOLDG CORP             INT COM SER A  53071M104    3,973    378,423 SH          OTHER        2      X
MASTERCARD INC                       CLASS A        57636Q104      439      2,200 SH          OTHER        2      X
MCKESSON CORP                        COM            58155Q103    1,780     26,500 SH          OTHER        2      X
NEWCASTLE INVESTMENT CORP            COM            65105M108      192     71,615 SH          OTHER        2      X
NOBLE CORP                           COM            H5833N103      688     22,250 SH          OTHER        2      X
OMNICARE INC.                        COM            681904108    1,247     52,600 SH          OTHER        2      X
SBA COMMUNICATIONS CORP              COM            78388J106  110,993  3,263,544 SH          OTHER        2      X
SPRINT NEXTEL CORP                   COM            852061100    1,658    391,000 SH          OTHER        2      X
TELVENT GIT SA                       SHS            E90215109    2,578    154,363 SH          OTHER        2      X
TNS INC                              COM            872960109      724     41,500 SH          OTHER        2      X
TRANSOCEAN LTD                       REG SHS        H8817H100      557     12,030 SH          OTHER        2      X
VODAFONE GROUP PLC                   SPONS ADR NEW  92857W209    4,078    197,275 SH          OTHER        2      X
ALTRIA GROUP INC                     COM            02209S103      564     28,125 SH          OTHER       1,2     X
ANNHEUSER BUSCH INBEV SA/NV          ADR            03524A108       84      1,750 SH          OTHER       1,2     X
BERKSHIRE HATHAWAY INC DEL           CL A           084670108    1,560         13 SH          OTHER       1,2     X
BERKSHIRE HATHAWAY INC DEL           CL B           084670702      106      1,325 SH          OTHER       1,2     X
BROWN FORMAN CORP                    CL A           115637100      437      7,500 SH          OTHER       1,2     X
COMCAST CORP NEW                     CL A SPL       20030N200      507     30,850 SH          OTHER       1,2     X
MARTIN MARIETTA MATLS INC            COM            573284106      441      5,200 SH          OTHER       1,2     X
MASTERCARD INC                       CLASS A        57636Q104      141        705 SH          OTHER       1,2     X
PHILIP MORRIS INTL INC               COM            718172109    1,444     31,500 SH          OTHER       1,2     X
SCRIPPS NETWORKS INTERACTIVE         CL A COM       811065101      323      8,000 SH          OTHER       1,2     X
WASHINGTON POST CO                   CL B           939640108      259        630 SH          OTHER       1,2     X
WELLS FARGO & CO NEW                 COM            949746101      506     19,750 SH          OTHER       1,2     X
UNILEVER NV                          NY SHS NEW     904784709      540     19,750 SH          OTHER       1,2     X